Allowance for loan losses - Quantitative information by loan class for loans modified as T D R (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) loans	Dec. 31, 2018 USD ($) loans
Troubled Debt Restructuring
Loan count | loans	2,411	3,193
Pre-Modification Recorded Investment	$ 184,694	$ 302,946
Post Modification Recorded Investment	178,128	264,487
Increase (decrease) in the allowance for loan losses as a result of modification	$ 11,033	$ 33,398
Commercial multi-family
Troubled Debt Restructuring
Loan count | loans	3	2
Pre-Modification Recorded Investment	$ 346	$ 1,377
Post Modification Recorded Investment	295	1,375
Increase (decrease) in the allowance for loan losses as a result of modification	$ (40)	$ 106
CRE non-owner occupied
Troubled Debt Restructuring
Loan count | loans	13	20
Pre-Modification Recorded Investment	$ 58,142	$ 109,081
Post Modification Recorded Investment	58,116	79,695
Increase (decrease) in the allowance for loan losses as a result of modification	$ 2,811	$ 6,230
CRE owner occupied
Troubled Debt Restructuring
Loan count | loans	30	68
Pre-Modification Recorded Investment	$ 7,533	$ 31,233
Post Modification Recorded Investment	7,249	29,962
Increase (decrease) in the allowance for loan losses as a result of modification	$ 81	$ 1,170
Commercial and industrial
Troubled Debt Restructuring
Loan count | loans	69	93
Pre-Modification Recorded Investment	$ 14,991	$ 52,653
Post Modification Recorded Investment	15,435	51,855
Increase (decrease) in the allowance for loan losses as a result of modification	$ 1,368	$ 13,981
Construction
Troubled Debt Restructuring
Loan count | loans		1
Pre-Modification Recorded Investment		$ 4,210
Post Modification Recorded Investment		4,293
Increase (decrease) in the allowance for loan losses as a result of modification		$ 474
Mortgages
Troubled Debt Restructuring
Loan count | loans	845	550
Pre-Modification Recorded Investment	$ 83,833	$ 67,518
Post Modification Recorded Investment	77,308	59,919
Increase (decrease) in the allowance for loan losses as a result of modification	$ 2,814	$ 2,696
Leasing
Troubled Debt Restructuring
Loan count | loans	3	4
Pre-Modification Recorded Investment	$ 264	$ 98
Post Modification Recorded Investment	266	96
Increase (decrease) in the allowance for loan losses as a result of modification	$ 7	$ 30
Credit cards
Troubled Debt Restructuring
Loan count | loans	706	1,015
Pre-Modification Recorded Investment	$ 5,702	$ 10,065
Post Modification Recorded Investment	5,867	10,671
Increase (decrease) in the allowance for loan losses as a result of modification	$ 554	$ 1,331
Home equity lines of credit
Troubled Debt Restructuring
Loan count | loans	28	39
Pre-Modification Recorded Investment	$ 2,725	$ 3,961
Post Modification Recorded Investment	2,423	3,891
Increase (decrease) in the allowance for loan losses as a result of modification	$ 364	$ 935
Personal Loan
Troubled Debt Restructuring
Loan count | loans	675	1,364
Pre-Modification Recorded Investment	$ 10,831	$ 21,976
Post Modification Recorded Investment	10,835	21,979
Increase (decrease) in the allowance for loan losses as a result of modification	$ 3,023	$ 6,320
Auto Loan
Troubled Debt Restructuring
Loan count | loans	8	10
Pre-Modification Recorded Investment	$ 121	$ 173
Post Modification Recorded Investment	128	152
Increase (decrease) in the allowance for loan losses as a result of modification	$ 21	$ 26
Other
Troubled Debt Restructuring
Loan count | loans	31	27
Pre-Modification Recorded Investment	$ 206	$ 601
Post Modification Recorded Investment	206	599
Increase (decrease) in the allowance for loan losses as a result of modification	$ 30	$ 99